Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	$ 54,427
Financial liabilities	45,455
Financial liabilities	99,882
Trade payables	19,229	$ 21,456
Other current liabilities	8,093	13,179
Total financial liabilities	127,204	$ 117,484
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	8,270
Financial liabilities	5,185
Financial liabilities	13,455
Trade payables	19,229
Other current liabilities	8,093
Total financial liabilities	40,777
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	28,661
Financial liabilities	17,886
Financial liabilities	46,547
Trade payables	0
Other current liabilities	0
Total financial liabilities	46,547
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	17,496
Financial liabilities	22,384
Financial liabilities	39,879
Trade payables	0
Other current liabilities	0
Total financial liabilities	$ 39,879